Unaudited condensed consolidated statement of cash flows - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Loss before tax	€ (86,168,095)	€ (91,316,060)
Non-cash adjustments to reconcile loss before tax to net cash flows from operations:
Share-based payment expense	11,529,359	9,625,030
Depreciation expense	284,025	208,333
Net foreign exchange (gain) loss	(6,653,895)	12,001,515
Finance costs (income)	149,015	(438,896)
Changes in working capital:
Increase in receivables	(356,870)	(73,806)
Decrease (increase) in other current assets	1,480,653	(383,606)
(Decrease ) increase in trade and other payables	(5,829,636)	422,029
Increase in accrued liabilities	819,017	942,596
Income taxes (paid) received	(1,697,788)	98,343
(Paid) received interest	(122,717)	462,559
Net cash flows used in operating activities	(86,566,932)	(68,451,963)
Investing activities
Purchase of property, plant and equipment	(79,004)	(144,367)
Net cash flows used in investing activities	(79,004)	(144,367)
Financing activities
Proceeds from issue of shares	113,126,633	29,458
Transaction costs on issue of shares	(7,190,579)	0
Payment of principal portion of lease liabilities	(123,552)	(127,805)
Net cash flows provided by (used in) financing activities	105,812,502	(98,347)
Net increase (decrease) in cash and cash equivalents	19,166,566	(68,694,677)
Cash and cash equivalents at the beginning of the period	291,678,888	280,728,037
Effect of exchange rate changes	7,436,999	(12,461,675)
Cash and cash equivalents at the end of the period	€ 318,282,453	€ 199,571,685